UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
3/31/18 (Unaudited)

COMMON STOCKS (96.6%)(a)
		Shares	Value

Argentina (0.9%)

Grupo Financiero Galicia SA ADR(S)		134,700	$8,857,872

			8,857,872
Australia (1.9%)

Challenger, Ltd.		1,190,346	10,630,010

Iluka Resources, Ltd.		1,037,684	8,492,891

			19,122,901
Brazil (1.8%)

IRB Brasil Resseguros SA		846,000	10,726,669

TIM Participacoes SA ADR(S)		365,900	7,929,053

			18,655,722
Canada (3.8%)

Cenovus Energy, Inc.		1,115,400	9,497,371

Constellation Software, Inc.		13,400	9,091,947

Magna International, Inc.		363,600	20,480,810

			39,070,128
China (2.7%)

Alibaba Group Holding, Ltd. ADR(NON)(S)		53,100	9,745,974

Tencent Holdings, Ltd.		189,758	10,101,050

Want Want China Holdings, Ltd.		9,806,000	7,939,425

			27,786,449
Denmark (1.3%)

Danske Bank A/S		346,659	12,955,338

			12,955,338
France (10.5%)

Airbus SE		157,725	18,249,363

Eurazeo SA		116,112	10,691,908

Natixis SA		1,533,875	12,590,380

Societe Generale SA		281,910	15,337,394

STMicroelectronics NV		702,963	15,600,465

Total SA		402,253	22,861,502

Veolia Environnement SA		514,771	12,207,576

			107,538,588
Germany (12.5%)

Adidas AG		63,310	15,332,486

BASF SE		135,456	13,766,508

Bayer AG		181,401	20,511,571

Delivery Hero Holding GmbH(NON)		180,847	8,752,435

Evonik Industries AG		325,265	11,476,429

HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $20) (Private)(F)(RES)(NON)		30	28

KION Group AG		117,717	10,985,436

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $20) (Private)(F)(RES)(NON)		15	14

New Middle East Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)		6	6

Rheinmetall AG		96,790	13,760,645

Siemens AG		155,309	19,809,686

Uniper SE		454,010	13,837,286

			128,232,530
India (0.6%)

Edelweiss Financial Services, Ltd.		1,762,233	6,557,047

			6,557,047
Ireland (3.0%)

Bank of Ireland Group PLC(NON)		961,358	8,426,392

CRH PLC		342,389	11,640,992

Kerry Group PLC Class A		110,298	11,215,698

			31,283,082
Italy (2.4%)

Eni SpA		765,574	13,495,479

Pirelli & C SpA(NON)		1,225,498	10,881,927

			24,377,406
Japan (22.9%)

Asahi Group Holdings, Ltd.		321,700	17,133,348

Chugai Pharmaceutical Co., Ltd.		203,900	10,309,497

Ferrotec Holdings Corp.		518,500	13,049,603

Hoya Corp.		338,700	16,886,457

Komatsu, Ltd.		396,200	13,207,287

Kyudenko Corp.		246,700	12,125,755

Nintendo Co., Ltd.		30,900	13,608,139

NSK, Ltd.		1,125,400	15,082,190

ORIX Corp.		1,138,000	20,069,141

Shiseido Co., Ltd.		209,300	13,401,258

SMC Corp.		30,100	12,183,704

Sony Corp.		428,300	20,713,611

Sumitomo Mitsui Financial Group, Inc.		412,600	17,286,507

Takeda Pharmaceutical Co., Ltd.		208,600	10,160,930

Toshiba Corp.(NON)		3,583,000	10,371,355

Toyota Motor Corp.		303,800	19,486,255

			235,075,037
Luxembourg (0.8%)

Global Fashion Group SA (acquired 8/2/13, cost $1,009,308) (Private)(F)(RES)(NON)		23,826	235,721

Orion Engineered Carbons SA		281,000	7,615,100

			7,850,821
Netherlands (7.2%)

Heineken NV		145,314	15,639,019

ING Groep NV		1,232,483	20,816,303

Koninklijke Ahold Delhaize NV		715,363	16,962,191

Unilever NV ADR		362,679	20,501,676

			73,919,189
Singapore (1.3%)

DBS Group Holdings, Ltd.		649,500	13,701,158

			13,701,158
South Korea (1.1%)

Samsung Electronics Co., Ltd. (Preference)		6,120	11,712,919

			11,712,919
Spain (2.0%)

Aena SME SA		54,666	11,016,345

CaixaBank SA		2,063,680	9,842,089

			20,858,434
Sweden (1.2%)

Assa Abloy AB Class B		558,558	12,127,317

			12,127,317
Switzerland (3.9%)

Novartis AG		242,722	19,636,707

Partners Group Holding AG		17,771	13,225,804

Wizz Air Holdings PLC(NON)		154,149	7,050,504

			39,913,015
United Kingdom (12.1%)

Associated British Foods PLC		409,068	14,301,018

AstraZeneca PLC		251,473	17,296,690

Burford Capital, Ltd.		402,444	7,578,765

Compass Group PLC		546,913	11,175,726

Dixons Carphone PLC		3,430,346	8,991,280

Prudential PLC		865,878	21,644,640

Rio Tinto PLC		431,675	21,916,933

Virgin Money Holdings UK PLC		2,275,245	8,398,208

Wolseley PLC		174,265	13,108,112

			124,411,372
United States (2.7%)

Alphabet, Inc. Class C,(NON)		8,011	8,265,670

Amazon.com, Inc.(NON)		6,500	9,407,710

KKR & Co. LP		480,100	9,746,027

			27,419,407

Total common stocks (cost $859,743,517)			$991,425,732

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Government Agency Mortgage Obligations (—%)

Federal National Mortgage Association Pass-Throught Certificates 3.62%, 9/1/21(i)		$360,283	$369,400

			369,400

Total U.S. government and agency mortgage obligations (cost $369,400)			$369,400

CONVERTIBLE PREFERRED STOCKS (—%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired various dates from 7/11/16 to 9/14/17, cost $121,606) (Luxembourg) (Private)(F)(RES)(NON)		18,499	$186,679

Total convertible preferred stocks (cost $121,606)			$186,679

SHORT-TERM INVESTMENTS (3.2%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.89%(AFF)	Shares	12,581,150	$12,581,150

Putnam Short Term Investment Fund 1.82%(AFF)	Shares	17,229,122	17,229,122

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58%(P)	Shares	191,000	191,000

U.S. Treasury Bills 1.486%, 5/3/18		$529,000	528,259

U.S. Treasury Bills 1.491%, 5/10/18(SEGSF)		261,000	260,552

U.S. Treasury Bills 1.492%, 5/24/18		59,000	58,859

U.S. Treasury Bills 1.531%, 4/12/18		294,000	293,866

U.S. Treasury Bills 1.552%, 6/7/18		21,000	20,936

U.S. Treasury Bills 1.584%, 6/21/18		235,000	234,117

U.S. Treasury Bills 1.663%, 7/5/18(SEGSF)		1,158,000	1,152,828

Total short-term investments (cost $32,551,048)			$32,550,689

TOTAL INVESTMENTS

Total investments (cost $892,785,571)			$1,024,532,500

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $252,619,409) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/18/18	$4,746,942	$4,849,689	$(102,747)
	British Pound	Buy	6/20/18	12,510,785	12,256,806	253,979
	Canadian Dollar	Sell	4/18/18	4,479,624	4,591,044	111,420
	Euro	Sell	6/20/18	4,444,526	4,460,226	15,700
	Hong Kong Dollar	Buy	5/16/18	920,944	925,053	(4,109)
Barclays Bank PLC
	Hong Kong Dollar	Buy	5/16/18	18,019,799	18,069,172	(49,373)
	Swiss Franc	Buy	6/20/18	10,153,927	10,354,846	(200,919)
Citibank, N.A.
	Australian Dollar	Buy	4/18/18	8,027,388	8,174,729	(147,341)
	British Pound	Buy	6/20/18	9,101,414	8,915,129	186,285
	Canadian Dollar	Sell	4/18/18	6,172,400	6,260,055	87,655
	Danish Krone	Buy	6/20/18	5,067,804	5,097,226	(29,422)
	Euro	Sell	6/20/18	1,441,746	1,432,011	(9,735)
	Japanese Yen	Sell	5/16/18	906,593	879,472	(27,121)
	New Zealand Dollar	Buy	4/18/18	41,410	40,647	763
Credit Suisse International
	Euro	Sell	6/20/18	9,688,937	9,629,918	(59,019)
	Swedish Krona	Buy	6/20/18	5,049,191	5,113,495	(64,304)
Goldman Sachs International
	British Pound	Buy	6/20/18	4,744,660	4,446,510	298,150
	Chinese Yuan (Offshore)	Sell	5/16/18	19,676,450	19,532,989	(143,461)
	Euro	Sell	6/20/18	8,219,101	8,170,114	(48,987)
HSBC Bank USA, National Association
	New Zealand Dollar	Buy	4/18/18	1,771,816	1,739,604	32,212
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/18/18	6,575,642	6,711,709	(136,067)
	British Pound	Buy	6/20/18	12,477,568	12,228,501	249,067
	Canadian Dollar	Sell	4/18/18	2,699,498	2,783,912	84,414
	Euro	Sell	6/20/18	4,816,131	4,836,049	19,918
	Japanese Yen	Buy	5/16/18	10,609,248	10,538,206	71,042
	Norwegian Krone	Buy	6/20/18	807,291	879,823	(72,532)
	Singapore Dollar	Sell	5/16/18	536,299	436,539	(99,760)
	South Korean Won	Sell	5/16/18	12,088,007	12,025,608	(62,399)
	Swedish Krona	Buy	6/20/18	10,467,630	10,602,761	(135,131)
	Swiss Franc	Buy	6/20/18	29,274,399	29,888,643	(614,244)
Royal Bank of Scotland PLC (The)
	British Pound	Buy	6/20/18	514,720	504,125	10,595
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/18	461,515	470,016	(8,501)
	Euro	Sell	6/20/18	12,824,249	12,699,852	(124,397)
	Israeli Shekel	Buy	4/18/18	4,836,068	4,928,046	(91,978)
	Japanese Yen	Buy	5/16/18	5,763,704	5,623,244	140,460
WestPac Banking Corp.
	Canadian Dollar	Sell	4/18/18	2,447,240	2,523,640	76,400

Unrealized appreciation						1,638,060

Unrealized (depreciation)						(2,231,547)

Total						$(593,487)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2017 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,026,315,836.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $422,448, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 6/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$18,354,575	$141,698,965	$147,472,390	$139,841	$12,581,150
	Putnam Short Term Investment Fund**	8,703,302	219,700,068	211,174,248	184,313	17,229,122

	Total Short-term investments	$27,057,877	$361,399,033	$358,646,638	$324,154	$29,810,272
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $12,581,150, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $12,638,620.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $712,121.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,252,916 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	23.3%
	Industrials	16.5
	Consumer staples	11.4
	Consumer discretionary	11.4

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $95,935 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,153,723 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $712,121 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Argentina	$8,857,872	$—	$—
Australia	—	19,122,901	—
Brazil	18,655,722	—	—
Canada	39,070,128	—	—
China	9,745,974	18,040,475	—
Denmark	—	12,955,338	—
France	—	107,538,588	—
Germany	—	128,232,482	48
India	—	6,557,047	—
Ireland	—	31,283,082	—
Italy	—	24,377,406	—
Japan	—	235,075,037	—
Luxembourg	7,615,100	—	235,721
Netherlands	—	73,919,189	—
Singapore	—	13,701,158	—
South Korea	—	11,712,919	—
Spain	—	20,858,434	—
Sweden	—	12,127,317	—
Switzerland	—	39,913,015	—
United Kingdom	—	124,411,372	—
United States	27,419,407	—	—
Total common stocks	111,364,203	879,825,760	235,769
Convertible preferred stocks	—	—	186,679
U.S. Government and Agency Mortgage Obligations	—	369,400	—
Short-term investments	17,420,122	15,130,567	—

Totals by level	$128,784,325	$895,325,727	$422,448

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(593,487)	$—

Totals by level	$—	$(593,487)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,638,060	$2,231,547

Total	$1,638,060	$2,231,547

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$374,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018